Accounts payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of accounts payables

		June 30, 2026(*)	December 31, 2025(*)
		(In thousands of Korean won)
Current
Other payables	₩	6,057,410	3,508,878
Accrued expenses		78,675	44,171
Total	₩	6,136,085	3,553,049

(*)	Other payables consist primarily of professional service payable, credit card payables, and refundable deposit for disposal of treasury shares of Korean won 4,180,000 and 2,110,000 thousand as of June 30, 2026 and December 31, 2025, respectively.

		December 31, 2025(*)	December 31, 2024
		(In thousands of Korean won)
Current
Other payables	₩	3,508,878	1,209,694
Accrued expenses		44,171	45,108
Total	₩	3,553,049	1,254,802

(*)	Other payables consist primarily of professional service payable, credit card payables, and refundable deposit for disposal of treasury shares of Korean won of 2,110,000 thousand.